SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Loss Per Common Share (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average common units outstanding - basic	332,209,000		329,043,000			331,195,000		328,062,000		328,557,000	325,983,000
Earnings Per Share, Basic	$ (0.04)		$ (0.04)			$ (0.07)		$ (0.07)		$ (0.14)	$ (0.45)
Diluted weighted average shares outstanding (in shares)	332,209,000		329,043,000			331,195,000		328,062,000		328,557,000	325,983,000
Earnings Per Share, Diluted	$ (0.04)		$ (0.04)			$ (0.07)		$ (0.07)		$ (0.14)	$ (0.45)
CIK 0001846136 Riverview Acquisition Corp
(Loss) earnings per common unit:
Warrants exercisable to purchase of aggregate class A common stock (in shares)	19,900,000		19,900,000		19,900,000	19,900,000		19,900,000
Class A Common Stock [Member] | CIK 0001846136 Riverview Acquisition Corp
(Loss) earnings per common unit:
Warrants exercisable to purchase of aggregate class A common stock (in shares)									19,900,000	19,900,000
Numerator: [Abstract]
Allocation of net loss, as adjusted	$ (8,447,152)		$ 0		$ 0	$ (8,309,212)			$ 3,659,168
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average common units outstanding - basic	25,000,000		0		0	25,000,000			11,392,405
Earnings Per Share, Basic	$ (0.34)		$ 0		$ 0	$ (0.33)			$ 0.32
Diluted weighted average shares outstanding (in shares)	25,000,000		0		0	25,000,000			11,392,405
Earnings Per Share, Diluted	$ (0.34)		$ 0.00		$ 0.00	$ (0.33)			$ 0.32
Class B Common Stock [Member] | CIK 0001846136 Riverview Acquisition Corp
Numerator: [Abstract]
Allocation of net loss, as adjusted	$ (2,111,788)		$ 63		$ (8,413)	$ (2,077,303)			$ 2,007,460
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average common units outstanding - basic	6,250,000	[1]	6,250,000	[1]	6,250,000 [1]	6,250,000	[1]		6,250,000
Earnings Per Share, Basic	$ (0.34)		$ 0		$ 0	$ (0.33)			$ 0.32
Diluted weighted average shares outstanding (in shares)	6,250,000		6,250,000		6,250,000	6,250,000
Earnings Per Share, Diluted	$ (0.34)		$ 0.00		$ 0.00	$ (0.33)			$ 0.32

[1]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).